Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	15,513,605	8,486,956
Common Stock, Shares, Outstanding	15,513,605	8,486,956